Income Taxes Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table is a reconciliation of the difference in the Company’s income tax expense compared to the statutory rate of 35%:

	Six Months Ended June 30,
(amounts in thousands)	2014	2013
Income before equity earnings of unconsolidated subsidiaries	$65,967	$29,543
Tax at Federal statutory rate of 35%	$23,088	$10,340
Tax effects resulting from:
Loss of non-includable foreign subsidiaries	(3,654)	(1,677)
Tax exempt interest	(431)	(418)
Non-deductible expenses	55	72
Luxembourg technical reserves	(12,742)	(1,353)
State tax	1,001	901
Other	443	(312)
Total income tax reported	$7,760	$7,553
Effective tax rate	11.8%	25.6%